Other employee benefits (Schedule of other employee benefit plan, assumptions used (Details) - Other employee benefits [Member] - Year	Dec. 31, 2019	Dec. 31, 2018
Defined benefit cost [Member]
Other Employee Benefits [Line Items]
Discount rate	3.88%	3.64%
Defined benefit cost [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	5.74%	5.97%
Defined benefit cost [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit cost [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	21.1	21.0
Defined benefit cost [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	23.9	23.7
Defined benefit obligation [Member]
Other Employee Benefits [Line Items]
Discount rate	3.17%	3.88%
Defined benefit obligation [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	5.68%	5.74%
Defined benefit obligation [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit obligation [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	21.2	21.1
Average longevity at retirement age for current employees (future pensioners) (years)	23.1	23.0
Defined benefit obligation [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	23.9	23.9
Average longevity at retirement age for current employees (future pensioners) (years)	25.6	25.6